UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
Alabama - 7.6%	$1,765	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds
		(Ascension Health Credit), Series C-2, 5% due 11/15/2036	$1,781
	1,265	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds
		(Ascension Health Credit), Series C-2, 5% due 11/15/2039	1,275
	14,000	University of Alabama, Hospital Revenue Bonds, Series A, 5.875% due 9/01/2010 (i)(j)	15,364
Arizona - 4.5%	3,990	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2032	3,716
	5,585	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2037	5,132
	490	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds
		(Regional Detention Center Project), 6.25% due 5/01/2015	477
	490	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds
		(Regional Detention Center Project), 7% due 5/01/2020	470
	980	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds
		(Regional Detention Center Project), 7.25% due 5/01/2027	938
California - 19.3%	1,340	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding
		Corporation), Sub-Series B, 5.875% due 6/01/2046 (o)	92
	7,090	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding
		Corporation), Sub-Series C, 6.30% due 6/01/2055 (o)	211
	9,060	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding
		Corporation), Sub-Series D, 7.251% due 6/01/2055 (o)	214
	10,000	California State, GO, 5% due 3/01/2033 (n)	10,221
	1,595	California State, GO, Refunding, 5.625% due 5/01/2010 (j)	1,727
	290	California State, GO, Refunding, 5.625% due 5/01/2018	310
	5,800	California State, GO, Refunding, 5% due 2/01/2032	5,821
	4,545	California State, GO, Refunding, 5% due 6/01/2032	4,567
	3,485	California State, GO, Refunding, 5% due 6/01/2034	3,493
	7,000	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 5.56% due 1/15/2028 (o)	6,564
	3,495	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 5.75% due 1/15/2040	3,523
	805	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Refunding Bonds,
		Senior Series A-1, 5.125% due 6/01/2047	696
	10,945	Los Altos, California, School District, GO (Election of 1998), Series B, 5.93% due 8/01/2013 (i)(j)(o)	4,986
	4,185	University of California Revenue Bonds, Series B, 4.75% due 5/15/2038	4,194
Colorado - 0.8%	1,030	Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien,
		Series C, 5% due 11/15/2045 (g)	1,061
Portfolio Abbreviations

To simplify the listings of BlackRock Investment Quality Municipal Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
EDA	Economic Development Authority	IDA	Industrial Development Authority
EDR	Economic Development Revenue Bonds	S/F	Single-Family
GO	General Obligation Bonds

BlackRock Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$1,020	Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds,
		5.50% due 12/01/2037	$987
Connecticut - 1.2%	3,000	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Refunding Bonds,
		Sub-Series A, 5.50% due 9/01/2028	2,914
District of Columbia -	4,960	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue
2.1%		Refunding Bonds, 6.50% due 5/15/2033	5,103
Florida - 18.1%	2,050	FishHawk Community Development District II, Florida, Special Assessment and Tax Allocation Bonds,
		Series A, 6.125% due 5/01/2034	2,022
	2,415	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series A, 5% due 6/01/2038	2,214
	3,700	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum Company),
		AMT, Series A, 7.125% due 4/01/2030	3,799
	1,690	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
		(Baptist Medical Center Project), Series A, 5% due 8/15/2037	1,654
	4,755	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds
		(Mount Sinai Medical Center of Florida), 6.75% due 11/15/2021	4,959
	3,380	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.19% due 10/01/2031 (i)(o)	980
	4,225	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.20% due 10/01/2032 (i)(o)	1,160
	4,000	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.21% due 10/01/2033 (i)(o)	1,037
	4,580	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.21% due 10/01/2034 (i)(o)	1,123
	5,000	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.22% due 10/01/2035 (i)(o)	1,160
	10,000	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.23% due 10/01/2036 (i)(o)	2,195
	10,000	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.24% due 10/01/2037 (i)(o)	2,070
	7,895	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75% due 10/01/2032 (m)	7,550
	3,730	Sumter Landing Community Development District, Florida, Recreational Revenue Bonds,
		Sub-Series B, 5.70% due 10/01/2038	3,251
	8,340	Village Community Development District Number 5, Florida, Special Assessment Bonds,
		5.625% due 5/01/2022	8,382
Georgia - 3.2%	1,760	Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Bonds,
		Series J, 5% due 1/01/2034 (g)(p)	1,796
	4,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (g)	4,115
	1,500	Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia College and State
		University Foundation), 6% due 9/01/2014 (j)	1,786
Hawaii - 1.1%	2,500	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Bonds (Hawaiian Electric
		Company, Inc.), AMT, Series D, 6.15% due 1/01/2020 (a)	2,568
Illinois - 13.5%	6,500	Bolingbrook, Illinois, GO, Refunding, Series A, 4.75% due 1/01/2038 (i)	6,519
	1,920	Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8% due 6/15/2023 (l)	1,864
	3,210	Chicago, Illinois, Housing Authority, Capital Program Revenue Refunding Bonds, 5% due 7/01/2024 (g)	3,356
	3,540	Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds, Third Lien, AMT,
		Series C-2, 5.25% due 1/01/2030 (g)	3,599
	5,000	Chicago, Illinois, Public Building Commission, Building Revenue Bonds, Series A, 7% due 1/01/2020 (c)(i)	6,419

BlackRock Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$2,145	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50% due 2/01/2035 (d)	$2,023
	690	Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
		Series A, 5.625% due 2/15/2037	618
	1,155	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc. Project),
		Series A, 7% due 12/01/2037	1,161
	5,800	Illinois State Finance Authority Revenue Bonds (Northwestern Memorial Hospital),
		Series A, 5.50% due 8/15/2014 (j)	6,682
	700	Illinois State Financing Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC),
		Sub-Series B, 5.375% due 6/01/2035	349
Kentucky - 2.6%	13,500	Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds (Norton
		Healthcare, Inc.), Series B, 6.19% due 10/01/2023 (i)(o)	6,152
Maryland - 2.6%	5,000	Maryland State Community Development Administration, Department of Housing and Community Development,
		Residential Revenue Refunding Bonds, AMT, Series A, 4.80% due 9/01/2042	4,620
	1,740	Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds
		(MedStar Health, Inc.), 5.50% due 8/15/2033	1,749
Massachusetts - 1.3%	3,075	Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
		Series A, 5% due 8/01/2041	3,178
Michigan - 0.7%	1,670	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System),
		Series A, 5.25% due 11/15/2046	1,650
Mississippi - 0.7%	1,900	Mississippi Business Finance Corporation Revenue Bonds (Northrop Grumman Ship System),
		4.55% due 12/01/2028	1,752
Missouri - 3.4%	2,820	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds
		(Plum Point Project), 4.60% due 1/01/2036 (i)	2,630
	5,250	Missouri State Housing Development Commission, S/F Mortgage Revenue Refunding Bonds (Homeownership
		Loan Program), AMT, Series B-1, 5.05% due 3/01/2038 (e)(f)	5,451
Nebraska - 3.3%	5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 5% due 2/01/2034	5,114
	2,765	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 4.75% due 2/01/2044	2,746
Nevada - 0.9%	2,065	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5% due 5/15/2029	2,073
New Jersey - 3.5%	1,510	Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center
		Hotel/Conference Project), Series B, 6.25% due 1/01/2037	1,362
	7,000	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029	6,964
New York - 5.8%	725	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project),
		Series A, 7% due 5/01/2035	587
	2,600	New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc. - JFK International
		Airport), AMT, 7.625% due 8/01/2025	2,780
	2,500	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,
		Series D, 5% due 6/15/2038	2,577

BlackRock Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$4,100	New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters),
		5.25% due 10/01/2035	$4,303
	1,865	New York State Dormitory Authority, Revenue Refunding Bonds (University of Rochester),
		Series A, 6% due 7/01/2010 (i)(j)(o)	1,776
	2,030	New York State Dormitory Authority, Revenue Refunding Bonds (University of Rochester),
		Series A, 6.05% due 7/01/2010 (i)(j)(o)	1,933
North Carolina - 2.7%	2,425	Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds
		(National Gypsum Company Project), AMT, 5.75% due 8/01/2035	2,288
	4,315	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
		(Novant Health Obligation Group), 5% due 11/01/2039	4,271
Ohio - 8.9%	1,870	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds,
		Series A-2, 6.50% due 6/01/2047	1,920
	3,485	Cuyahoga County, Ohio, Revenue Refunding Bonds, Series A, 6% due 1/01/2020	3,919
	5,000	Cuyahoga County, Ohio, Revenue Refunding Bonds, Series A, 6% due 1/01/2021	5,617
	10,475	Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company
		Project), Series B, 4.80% due 1/01/2034 (d)	10,055
Oklahoma - 2.1%	2,110	Oklahoma State Development Finance Authority, Revenue Refunding Bonds
		(Saint John Health System), 5% due 2/15/2042	2,076
	2,900	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75% due 6/01/2035	3,091
Pennsylvania - 6.6%	2,000	Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds (Port District Project),
		Series B, 5.70% due 1/01/2022 (g)	2,087
	2,435	McKeesport, Pennsylvania, Area School District, GO, Refunding, 5.53% due 10/01/2031 (d)(o)	708
	870	McKeesport, Pennsylvania, Area School District, GO, Refunding, 5.53% due 10/01/2031 (c)(d)(o)	282
	2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Amtrak Project),
		AMT, Series A, 6.25% due 11/01/2031	2,065
	3,100	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Amtrak Project),
		AMT, Series A, 6.375% due 11/01/2041	3,211
	6,380	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Reliant Energy),
		AMT, Series A, 6.75% due 12/01/2036	6,517
	980	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A, 4.60% due 10/01/2027	932
Rhode Island - 0.1%	200	Rhode Island State Health and Educational Building Corporation, Hospital Revenue Refunding Bonds (Lifespan
		Obligation Group), 5.50% due 5/15/2016 (i)	204
South Carolina - 4.9%	4,975	South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding Bonds,
		AMT, Series A-2, 5.15% due 7/01/2037 (a)	4,872
	2,185	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance),
		Series A, 6.25% due 8/01/2031	2,259
	4,000	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance),
		Series C, 6.875% due 8/01/2013 (j)	4,816

BlackRock Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
Tennessee - 2.1%	$4,865	Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds, AMT,
		Series D, 6% due 3/01/2024 (a)	$5,066
Texas - 14.6%	6,000	Grapevine, Texas, GO, 5.875% due 8/15/2010 (d)(j)	6,520
	5,000	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien,
		Series A, 6.146% due 11/15/2038 (i)(o)	914
	9,495	La Joya, Texas, Independent School District, GO, 5% due 2/15/2034	9,713
	20	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5% due 5/15/2013 (i)(j)	22
	925	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5% due 5/15/2031 (i)	945
	3,595	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 4.75% due 5/15/2036 (a)	3,578
	5	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series A, 5% due 5/15/2013 (i)(j)	6
	675	Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System,
		GO, 4.75% due 3/01/2030 (i)	657
	2,010	Pearland, Texas, GO, Refunding, 4.75% due 3/01/2029 (d)	2,018
	2,550	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50% due 8/01/2024	2,632
	15,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.06% due 8/15/2031 (a)(o)	3,959
	3,325	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier,
		Series A, 5% due 8/15/2042 (a)	3,271
	1,000	Texas State, Water Financial Assistance, GO, Refunding, 5.75% due 8/01/2022	1,056
Utah - 0.8%	1,950	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 5% due 7/01/2013 (a)(c)	1,954
Virginia - 1.0%	2,900	Tobacco Settlement Financing Corporation of Virginia, Revenue Refunding Bonds,
		Senior Series B-1, 5% due 6/01/2047	2,445
Washington - 0.6%	1,420	King County, Washington, Sewer Revenue Refunding Bonds, 5% due 1/01/2036 (g)	1,468
Wisconsin - 1.4%	3,220	Wisconsin State Health and Educational Facilities Authority Revenue Bonds
		(Aurora Health Care, Inc.), 6.40% due 4/15/2033	3,384
Wyoming - 0.8%	2,145	Wyoming Community Development Authority, Housing Revenue Bonds, AMT,
		Series 3, 4.75% due 12/01/2037	1,996
Puerto Rico - 2.7%	3,115	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds,
		Series N, 5.25% due 7/01/2034 (b)	3,423
	2,900	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series UU, 5% due 7/01/2023 (g)	3,056
		Total Municipal Bonds (Cost - $344,433) - 145.5%	350,918
		Corporate Bonds
Multi-State - 5.1%	7,000	Charter Mac Equity Issuer Trust, 7.60% due 11/30/2050 (l)	7,766
	4,000	MuniMae TE Bond Subsidiary LLC, 7.75% due 6/30/2050 (l)	4,401
		Total Corporate Bonds (Cost - $11,000) - 5.1%	12,167

BlackRock Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
Shares
Held	Short-Term Securities	Value
21,800	Merrill Lynch Institutional Tax-Exempt Fund, 2.47% (h)(k)	$21,800
	Total Short-Term Securities (Cost - $21,800) - 9.0%	21,800
	Total Investments (Cost - $377,233*) - 159.6%	384,885
	Other Assets Less Liabilities - 1.2%	2,923
	Preferred Shares, at Redemption Value - (60.8%)	(146,618)
	Net Assets Applicable to Common Shares - 100.0%	$241,190

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for income tax purposes, were as follows:

Aggregate cost	$376,550
Gross unrealized appreciation	$14,286
Gross unrealized depreciation	(6,634)
Net unrealized appreciation	$7,652

(a)	AMBAC Insured.
(b)	Assured Guaranty Insured.
(c)	Escrowed to maturity.
(d)	FGIC Insured.
(e)	FHLMC Collateralized.
(f)	FNMA/GNMA Collateralized.
(g)	FSA Insured.
(h)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	16,300	$96

(i)	MBIA Insured.
(j)	Prerefunded.
(k)	Represents the current yield as of January 31, 2008.
(l)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(m)	XL Capital Insured.
(n)	CIFG Insured.
(o)	Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.
(p)	All, or a portion of, security held as collateral in connection with open financial futures contracts.

BlackRock Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
  Financial futures contracts sold as of January 31, 2008 were as follows:

Number of		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation
195	10-Year U.S. Treasury Bond	March 2008	$21,983	$(777)
  Forward interest rate swaps outstanding as of January 31, 2008 were as follows:

	Notational	Unrealized
	Amount	Depreciation
Pay a fixed rate of 4.3385% and receive a floating rate based on 3-month USD LIBOR
Broker, JPMorgan Chase
Expires May 2018	$18,320	$(98)
Pay a fixed rate of 3.585% and receive a floating rate based on 1-week (SIFMA)
Municipal Swap Index Rate
Broker, JPMorgan Chase
Expires April 2023	$31,250	(197)
Total		$(295)

Item 2 –  Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 24, 2008